Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the Years Ended December 31,
	2023	2024	2025
	(in thousands of US$,except share data and per share data)
Losses per share—basic
Numerator:
Net loss available to shareholders of the Company - basic and diluted	(2,824)	(1,989)	(9,061)
Denominator
Weighted average number of ordinary shares - basic	1,494,333	3,023,327	8,222,890
Effect of dilutive securities	-	-	-
Dilutive effect of non-vested shares	1,494,333	3,023,327	8,222,890
Denominator for diluted net loss per share
Losses per share — basic	(1.89)	(0.66)	(1.10)
Losses per share — diluted	(1.89)	(0.66)	(1.10)